Investment Objectives and Goals - ERShares Private-Public Crossover ETF	Oct. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ERSHARES PRIVATE-PUBLIC CROSSOVER ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ERShares Public-Private Crossover ETF (the “Fund” or the “Crossover ETF”) seeks long-term capital appreciation.